TAXES - Taxes Payable (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
TAXES
Total taxes payable	$ 341,217	$ 288,450
PRC
TAXES
Total taxes payable	93,393	89,829
Hong Kong
TAXES
Total taxes payable	200,193	$ 198,621
Singapore
TAXES
Total taxes payable	$ 47,631